REVENUE AND DEFERRED REVENUE (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF REVENUE FROM SOURCES
	March 31, 2023	March 31, 2022
Software development	$190,702	$191,090
Software license	203,187	210,751
Software supports	14,109	27,275
Cloud hosting	11,010	23,912
Others	1,627	2,251
	$420,635	$455,279

SCHEDULE OF REVENUE UNDER TIMING

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	March 31, 2023	March 31, 2022
Revenue recognized over time	$217,448	$244,528
Revenue recognized at a point of time	203,187	210,751
	$420,635	$455,279

SCHEDULE OF DEFERRED REVENUE

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	March 31, 2023	December 31, 2022
Deferred revenue, beginning	$219,068	$30,046
Customer payments received attributable to contract liabilities for unearned revenue	10,460	263,404
Revenue recognized from fulfilling contract liabilities	211,367	74,381
Deferred revenue, ending	$18,161	$219,068